Allowance for Loan and Lease Losses and Reserve for Unfunded Commitments - Summary of Allowance for Loan and Lease Losses and Corresponding Loan and Lease Balances (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Allowance for loan and lease losses
Beginning balance	$ 13,969	$ 6,490	$ 10,923	$ 7,632	$ 7,632	$ 4,794
Provisions	3,900	1,683	9,306	5,348	10,352	6,966
Charge-offs	(2,299)	(1,830)	(5,322)	(7,010)	(7,817)	(4,359)
Recoveries	410	158	1,073	531	756	231
Ending balance	15,980	6,501	15,980	6,501	10,923	7,632
Ending balance:
Individually evaluated for impairment							$ 2,949	$ 1,017	$ 859	$ 2,326
Collectively evaluated for impairment							9,218	8,295	4,036	2,016
Allowance for loan and lease losses	15,980	6,501	10,923	7,632	10,923	4,794	15,980	10,923	6,501	7,632
Loans and leases ending balance:
Individually evaluated for impairment							23,518	11,926	9,447	8,908
Collectively evaluated for impairment							1,850,381	1,732,048	1,320,083	849,618
Total loans and leases							2,216,499	2,148,011	1,717,509	1,345,437
Receivables Acquired with Deteriorated Credit Quality
Ending balance:
Loans acquired with deteriorated credit quality							3,813	1,611	1,606	3,290
Loans and leases ending balance:
Loans acquired with deteriorated credit quality							342,600	404,037	387,979	486,911
Commercial Real Estate
Allowance for loan and lease losses
Beginning balance	3,668	2,119	1,945	2,280	2,280	1,112
Provisions	1,577	27	3,591	3,050	4,032	2,464
Charge-offs	(186)	(1,078)	(477)	(4,262)	(4,367)	(1,296)
Ending balance	5,059	1,068	5,059	1,068	1,945	2,280
Ending balance:
Individually evaluated for impairment							1,186			1,076
Collectively evaluated for impairment							1,844	1,456	669	470
Allowance for loan and lease losses	5,059	2,119	1,945	2,280	1,945	1,112	5,059	1,945	1,068	2,280
Loans and leases ending balance:
Individually evaluated for impairment							14,928	8,916	6,374	4,160
Collectively evaluated for impairment							673,851	580,125	377,090	285,571
Total loans and leases							861,885	796,344	570,823	533,695
Commercial Real Estate | Receivables Acquired with Deteriorated Credit Quality
Ending balance:
Loans acquired with deteriorated credit quality							2,029	489	399	734
Loans and leases ending balance:
Loans acquired with deteriorated credit quality							173,106	207,303	187,359	243,964
Residential Real Estate
Allowance for loan and lease losses
Beginning balance	1,835	1,303	2,483	2,981	2,981	1,936
Provisions	52	41	(400)	(980)	135	1,873
Charge-offs	(161)	25	(357)	(632)	(633)	(828)
Ending balance	1,726	1,369	1,726	1,369	2,483	2,981
Ending balance:
Individually evaluated for impairment							176	293	339	615
Collectively evaluated for impairment							1,237	1,743	534	476
Allowance for loan and lease losses	1,726	1,303	2,483	2,981	2,483	1,936	1,726	2,483	1,369	2,981
Loans and leases ending balance:
Individually evaluated for impairment							1,948	1,300	2,553	4,042
Collectively evaluated for impairment							428,565	433,721	438,446	256,555
Total loans and leases							582,662	610,738	626,978	484,335
Residential Real Estate | Receivables Acquired with Deteriorated Credit Quality
Ending balance:
Loans acquired with deteriorated credit quality							313	447	496	1,890
Loans and leases ending balance:
Loans acquired with deteriorated credit quality							152,149	175,717	185,979	223,738
Construction, Land Development, and Other Land
Allowance for loan and lease losses
Beginning balance	327	489	742	232	232	834
Provisions	(111)	66	(526)	323	605	(585)
Charge-offs		(95)		(95)	(95)	(17)
Ending balance	216	460	216	460	742	232
Ending balance:
Individually evaluated for impairment										137
Collectively evaluated for impairment							155	742	413	95
Allowance for loan and lease losses	216	489	742	232	742	834	216	742	460	232
Loans and leases ending balance:
Individually evaluated for impairment							565			208
Collectively evaluated for impairment							88,315	133,787	104,369	31,390
Total loans and leases							94,304	140,766	111,908	40,232
Construction, Land Development, and Other Land | Receivables Acquired with Deteriorated Credit Quality
Ending balance:
Loans acquired with deteriorated credit quality							61		47
Loans and leases ending balance:
Loans acquired with deteriorated credit quality							5,424	6,979	7,539	8,634
Commercial and Industrial
Allowance for loan and lease losses
Beginning balance	5,689	1,472	4,196	1,403	1,403	648
Provisions	1,440	624	3,932	768	2,869	782
Charge-offs	(763)	(2)	(1,762)	(77)	(76)	(30)
Recoveries						3
Ending balance	6,366	2,094	6,366	2,094	4,196	1,403
Ending balance:
Individually evaluated for impairment							1,585	396	192	171
Collectively evaluated for impairment							3,389	3,126	1,264	596
Allowance for loan and lease losses	6,366	1,472	4,196	1,403	1,403	648	6,366	4,196	2,094	1,403
Loans and leases ending balance:
Individually evaluated for impairment							6,075	1,382	192	171
Collectively evaluated for impairment							484,547	423,392	244,566	155,955
Total loans and leases							502,055	438,238	251,270	165,696
Commercial and Industrial | Receivables Acquired with Deteriorated Credit Quality
Ending balance:
Loans acquired with deteriorated credit quality							1,392	674	638	636
Loans and leases ending balance:
Loans acquired with deteriorated credit quality							11,433	13,464	6,512	9,570
Installment and Other
Allowance for loan and lease losses
Beginning balance	344	367	334	357	357	121
Provisions	13	(3)	23	8	(11)	237
Charge-offs	(327)	(9)	(327)	(10)	(12)	(1)
Ending balance	30	355	30	355	334	357
Ending balance:
Individually evaluated for impairment							2	328	328	327
Collectively evaluated for impairment							10	5	1
Allowance for loan and lease losses	30	367	334	357	334	121	30	334	355	357
Loans and leases ending balance:
Individually evaluated for impairment							2	328	328	327
Collectively evaluated for impairment							2,762	2,057	1,055	594
Total loans and leases							3,252	2,959	1,973	1,926
Installment and Other | Receivables Acquired with Deteriorated Credit Quality
Ending balance:
Loans acquired with deteriorated credit quality							18	1	26	30
Loans and leases ending balance:
Loans acquired with deteriorated credit quality							488	574	590	1,005
Lease Financing Receivables
Allowance for loan and lease losses
Beginning balance	2,106	740	1,223	379	379	143
Provisions	929	928	2,686	2,179	2,722	2,195
Charge-offs	(862)	(671)	(2,399)	(1,934)	(2,634)	(2,187)
Recoveries	410	158	1,073	531	756	228
Ending balance	2,583	1,155	2,583	1,155	1,223	379
Ending balance:
Collectively evaluated for impairment							2,583	1,223	1,155	379
Allowance for loan and lease losses	$ 2,583	$ 740	$ 1,223	$ 379	$ 1,223	$ 143	2,583	1,223	1,155	379
Loans and leases ending balance:
Collectively evaluated for impairment							172,341	158,966	154,557	119,553
Total loans and leases							$ 172,341	$ 158,966	$ 154,557	$ 119,553